Derivatives (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives included in Balance Sheet at fair value
The following derivatives that do not qualify for hedge accounting under GAAP are included in GALIC’s Balance Sheet at fair value (in millions):

		December 31, 2019		December 31, 2018
Derivative	Balance Sheet Line	Asset	Liability	Asset	Liability
MBS with embedded derivatives	Fixed maturities	$74	$—	$84	$—
Public company warrants	Equity securities	—	—	—	—
Fixed-indexed and registered index-linked annuities (embedded derivative)	Annuity benefits accumulated	—	3,730	—	2,720
Equity index call options	Equity index call options	924	—	184	—
Equity index put options	Other liabilities	—	1	—	1
Reinsurance contract (embedded derivative)	Other liabilities	—	4	—	2
		$998	$3,735	$268	$2,723

Summary of gain (loss) included in the Statement of Earnings for changes in the fair value of derivatives
The following table summarizes the gains (losses) included in GALIC’s Statement of Earnings for changes in the fair value of derivatives that do not qualify for hedge accounting for 2019, 2018, and 2017 (in millions):

Derivative	Statement of Earnings Line	2019	2018	2017
MBS with embedded derivatives	Realized gains (losses) on securities	$5	$(4)	$(3)
Public company warrants	Realized gains (losses) on securities	—	(3)	—
Fixed-indexed and registered index-linked annuities (embedded derivative) (*)	Annuity benefits	(919)	204	(589)
Equity index call options	Annuity benefits	804	(298)	494
Equity index put options	Annuity benefits	2	(1)	—
Reinsurance contract (embedded derivative)	Net investment income	(2)	2	(2)
		$(110)	$(100)	$(100)

(*)
The change in fair value of the embedded derivative includes a favorable adjustment related to unlocking of actuarial assumptions of $181 million in 2019 and losses of $44 million in 2018 and $25 million in 2017.